LEASES - Lease obligations (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
LEASES
As at beginning	$ 7,473,807	$ 1,541,205
Additions during the year	22,645,828	6,514,499
Foreign currency translation adjustment	(180,793)	(76,749)
Payments during the year	(2,009,586)	(806,651)
Interest expense during the year	1,091,800	301,503
As at end	29,021,056	7,473,807
Less amounts due within one year	(2,306,823)	(1,070,435)
Long-term balance	26,714,233	6,403,372
payments for short-term leases and low-value leases	$ 392,231	$ 249,485